Operating expenses (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Disclosure of expenses by nature

(amounts in thousands of euros)
SALES AND MARKETING		YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024	YEAR ENDED DECEMBER 31, 2025
Personnel costs		1,710	2,323	3,347
Consulting and professional fees	—	4,012	2,699	1,623
Other sales and marketing expenses	—	709	932	224
Sales & Marketing	—	6,431	5,954	5,194
Research and development expenses break down as follows:

(amounts in thousands of euros)
RESEARCH AND DEVELOPMENT EXPENSES	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024	YEAR ENDED DECEMBER 31, 2025
Sub-contracting, studies and research	85,726	110,993	112,033
Personnel costs	8,048	18,455	49,616
Consulting and professional fees	6,561	12,581	12,791
Intellectual property fees	1,645	1,741	1,025
Other research and development expenses	1,196	2,761	2,297
Research and development expenses	103,176	146,532	177,761

(amounts in thousands of euros)
GENERAL AND ADMINISTRATIVE EXPENSES	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024	YEAR ENDED DECEMBER 31, 2025
Personnel costs	13,105	19,434	52,817
Consulting and professional fees	6,393	7,990	9,984
Other general and administrative expenses	2,893	5,522	4,870
General and administrative expenses	22,391	32,946	67,670

Disclosure of principal audit fees and services	The Group's principal audit fees paid to its joint statutory auditors PricewaterhouseCoopers Audit and Agili3f, are set forth below:

(amounts in thousands of euros)	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024	YEAR ENDED DECEMBER 31, 2025
Audit fees	1,848	1,144	1,255
Audit-related fees		82	129
Tax fees
All other fees	492	7	34
Total	2,340	1,233	1,418